Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Income Tax Disclosure [Abstract]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			€ 20,400
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations | $	$ 6,248	$ 0
Liability for unrecognized tax benefits			(96,458)	€ (83,738)	€ (74,069)
Deferred Tax Assets (Liabilities), Net			(518)	32,715	€ (30,176)
Total			€ (96,976)	€ (51,023)